Condensed Financial Information of Parent Company (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net Earnings Attributable to Shareholders	$ 109	$ 97	$ 48	$ 88	$ 132	$ 143	$ 103	$ 104	$ 342	$ 482	$ 523
Adjustments:
Other operating activities, net									348	438	381
Net cash provided by (used in) operating activities									667	864	915
Investing Activities:
Purchases of investments, property and equipment									(5,994)	(5,435)	(5,020)
Proceeds from maturities and redemptions of investments									2,243	2,152	1,945
Proceeds from sales of investments, property and equipment									1,494	1,593	2,335
Net cash provided by (used in) investing activities									(2,439)	(1,705)	(783)
Financing Activities:
Additional long-term borrowings									2	159	581
Reductions of long-term debt									(20)	(39)	(785)
Issuances of Common Stock									39	32	15
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net									(14)		(97)
Net cash provided by (used in) financing activities									1,997	820	(276)
Net Change in Cash and Cash Equivalents									225	(21)	(144)
Cash and cash equivalents at beginning of year				1,099				1,120	1,099	1,120	1,264
Cash and cash equivalents at end of year	1,324				1,099				1,324	1,099	1,120
AFG [Member]
Operating Activities:
Net Earnings Attributable to Shareholders									342	482	523
Adjustments:
Equity in net earnings of subsidiaries									(439)	(551)	(587)
Dividends from subsidiaries									542	550	636
Other operating activities, net									17		14
Net cash provided by (used in) operating activities									462	481	586
Investing Activities:
Purchases of investments, property and equipment									(54)	(13)	(14)
Returns of capital from (capital contributions to) subsidiaries									(27)	(97)	(170)
Proceeds from maturities and redemptions of investments									4		1
Proceeds from sales of investments, property and equipment									5		15
Net cash provided by (used in) investing activities									(72)	(110)	(168)
Financing Activities:
Additional long-term borrowings										128	522
Reductions of long-term debt											(776)
Issuances of Common Stock									37	31	14
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net										(2)
Net cash provided by (used in) financing activities									(345)	(198)	(381)
Net Change in Cash and Cash Equivalents									45	173	37
Cash and cash equivalents at beginning of year				370				197	370	197	160
Cash and cash equivalents at end of year	$ 415				$ 370				$ 415	$ 370	$ 197